Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Revenues
Net sales		$ 7,579	$ 6,525		$ 13,879	$ 11,815	[1]
Finance, interest and other income		466	478		939	973	[1]
Total Revenues		8,045	7,003		14,818	12,788	[1]
Costs and Expenses
Cost of goods sold		6,188	5,393		11,444	9,875	[1]
Selling, general and administrative expenses		593	571		1,183	1,110	[1]
Research and development expenses		262	228		489	419	[1]
Restructuring expenses		5	12		8	24	[1]
Interest expense		192	233		392	452	[1]
Other, net		302	247		553	510	[1]
Total Costs and Expenses		7,542	6,684		14,069	12,390	[1]
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		503	319		749	398	[1]
Income tax (expense)		(118)	(110)		(181)	(161)	[1]
Equity in income of unconsolidated subsidiaries and affiliates		23	27		42	45	[1]
Net income	[2]	408	236	[1]	610	282	[1],[3]
Industrial Activities [Member]
Revenues
Net sales		7,579	6,525		13,879	11,815
Finance, interest and other income		23	29		50	65
Total Revenues		7,602	6,554		13,929	11,880
Costs and Expenses
Cost of goods sold		6,188	5,393		11,444	9,875
Selling, general and administrative expenses		545	515		1,072	989
Research and development expenses		262	228		489	419
Restructuring expenses		5	11		8	22
Interest expense		111	150		231	289
Other, net		124	59		204	128
Total Costs and Expenses		7,235	6,356		13,448	11,722
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		367	198		481	158
Income tax (expense)		(79)	(69)		(102)	(82)
Equity in income of unconsolidated subsidiaries and affiliates		18	20		26	32
Results from intersegment investments		102	87		205	174
Net income		408	236		610	282
Financial Activities [Member]
Revenues
Finance, interest and other income		498	502		1,000	1,014
Total Revenues		498	502		1,000	1,014
Costs and Expenses
Selling, general and administrative expenses		48	56		111	121
Restructuring expenses			1			2
Interest expense		136	137		272	268
Other, net		178	187		349	383
Total Costs and Expenses		362	381		732	774
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		136	121		268	240
Income tax (expense)		(39)	(41)		(79)	(79)
Equity in income of unconsolidated subsidiaries and affiliates		5	7		16	13
Net income		$ 102	$ 87		$ 205	$ 174

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	For Industrial Activities, net income net of “Results from intersegment investments”. This item includes the pre-tax gain of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.
[3]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).